Consolidated statements of comprehensive income or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Consolidated statements of comprehensive income or loss
Profit for the year	$ 112,833	$ 92,469	$ 83,750
Items that may be reclassified subsequently to profit or loss:
Recycled loss of cash flow hedges reclassified to profit or loss	0	2,527	593
Other comprehensive income for the year	0	2,527	593
Total comprehensive income for the year	$ 112,833	$ 94,996	$ 84,343

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).